Financial instruments	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
Accounting classifications and fair values
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as trade and other receivables and payables.

		Carrying amount				Fair value
(in thousands of USD)	Note	Fair value -Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2021

Financial assets measured at fair value
Interest rate swaps	20	6,392	—	—	6,392	—	6,392	—	6,392
Cap contracts	22	2	—	—	2	—	2	—	2
		6,394	—	—	6,394

Financial assets not measured at fair value
Non-current receivables	20	—	44,669	—	44,669	—	—	42,150	42,150
Lease receivables	20	—	4,578	—	4,578	—	3,816	—	3,816
Trade and other receivables *	22	—	213,641	—	213,641	—	—	—	—
Cash and cash equivalents	—	—	152,528	—	152,528	—	—	—	—
		—	415,416	—	415,416

Financial liabilities measured at fair value
Forward exchange contracts	16	2,927	—	—	2,927	—	2,927	—	2,927
Interest rate swaps	17	2,987	—	—	2,987	—	2,987	—	2,987
		5,914	—	—	5,914

Financial liabilities not measured at fair value
Secured bank loans	16	—	—	1,205,148	1,205,148	—	1,234,739	—	1,234,739
Unsecured other notes	16	—	—	263,920	263,920	68,722	194,586	—	263,308
Other borrowings	16	—	—	204,061	204,061	—	204,061	—	204,061
Lease liabilities	16	—	—	39,051	39,051	—	36,913	—	36,913
Trade and other payables *	17	—	—	76,319	76,319	—	—	—	—
Advances received on contracts	17	—	—	503	503	—	—	—	—
		—	—	1,789,002	1,789,002

		Carrying amount				Fair value
(in thousands of USD)	Note	Fair value -Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
June 30, 2022

Financial assets measured at fair value
Interest rate swaps	20	22,315	—	—	22,315	—	22,315	—	22,315
Cap contracts	22	—	—	—	—	—	—	—	—
Commodity derivatives	21	344	—	—	344	—	344	—	344
		22,659	—	—	22,659

Financial assets not measured at fair value
Non-current receivables	20	—	14,368	—	14,368	—	—	14,368	14,368
Lease receivables	20	—	3,613	—	3,613	—	2,939	—	2,939
Trade and other receivables *	22	—	233,989	—	233,989	—	—	—	—
Cash and cash equivalents	—	—	277,220	—	277,220	—	—	—	—
		—	529,190	—	529,190

Financial liabilities measured at fair value
Forward exchange contracts	16	—	—	—	—	—	—	—	—
Interest rate swaps	17	—	—	—	—	—	—	—	—
		—	—	—	—

Financial liabilities not measured at fair value
Secured bank loans	16	—	—	1,672,370	1,672,370	—	1,625,358	—	1,625,358
Unsecured other notes	16	—	—	197,223	197,223	192,500	—	—	192,500
Other borrowings	16	—	—	122,061	122,061	—	122,061	—	122,061
Lease liabilities	16	—	—	40,352	40,352	—	38,550	—	38,550
Trade and other payables *	17	—	—	112,960	112,960	—	—	—	—
Advances received on contracts	17	—	—	451	451	—	—	—	—
		—	—	2,145,417	2,145,417

* Deferred charges, deferred fulfillment costs and VAT receivables (included in other receivables) (see Note 22), deferred income and VAT payables (included in other payables) (see Note 17), which are not financial assets (liabilities) are not included.
Measurement of fair values

Valuation techniques and significant unobservable inputs
Level 1 fair value was determined based on the actual trading of the unsecured notes, due in 2022, and the trading price on June 30, 2022. The following tables show the valuation techniques used in measuring Level 1, Level 2 and Level 3 fair values, as well as the significant unobservable inputs used.

Financial instruments measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Forward exchange contracts	Forward pricing: the fair value is determined using quoted forward exchange rates at the reporting date and present value calculations based on high credit quality yield curve in the respective currencies.	Not applicable

Interest rate swaps	Swap models: the fair value is calculated as the present value of the estimated future cash flows. Estimates of future floating-rate cash flows are based on quoted swap rates, futures prices and interbank borrowing rates.	Not applicable

Forward cap contracts	Fair values for both the derivative and the hypothetical derivative are determined based on the net present value of the expected cash flows using Libor rate curves, futures and basis spreads.	Not applicable

Commodity derivatives	Fair value is determined based on the present value of the quoted forward price.	Not applicable

Financial instruments not measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Non-current receivables (consisting primarily of shareholders' loans)	Discounted cash flow	Discount rate and forecasted cash flows

Lease receivables	Discounted cash flow	Discount rate

Other financial liabilities (consisting of secured and unsecured bank loans and lease liabilities)	Discounted cash flow	Discount rate

Other financial notes (consisting of unsecured notes)	List price	Not applicable

Transfers between Level 1, 2 and 3
There were no transfers between these levels in 2021 and for the six-month period ended June 30, 2022.
Liquidity risk
Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation. The sources of financing are diversified and the bulk of the loans are irrevocable, long-term and maturities are spread over different years.
The following are the remaining contractual maturities of financial liabilities:

		Contractual cash flows December 31, 2021
(in thousands of USD)	Note	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes	16	1,469,068	1,667,567	145,175	1,413,221	109,172
Other borrowings	16	204,061	223,550	126,672	96,878	—
Lease liabilities	16	39,051	41,125	23,464	17,585	77
Current trade and other payables *	17	76,319	76,319	76,319	—	—
		1,788,499	2,008,562	371,629	1,527,684	109,249

Derivative financial liabilities
Interest rate swaps	16	2,987	6,505	2,397	4,108	—
Forward exchange contracts	—	—	—	—	—	—
		2,987	6,505	2,397	4,108	—

		Contractual cash flows June 30, 2022
(in thousands of USD)		Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes	16	1,869,593	2,141,133	248,220	1,678,834	214,078
Other borrowings	16	122,061	136,987	51,349	85,638	—
Lease liabilities	16	40,352	41,756	26,022	15,678	56
Current trade and other payables *	17	112,960	112,960	112,960	—	—
		2,144,966	2,432,835	438,551	1,780,150	214,134

Derivative financial liabilities
Interest rate swaps	16	—	—	—	—	—
Forward exchange contracts	—	—	—	—	—	—
		—	—	—	—	—

* Deferred income and VAT payables (included in other payables) (see Note 16), which are not financial liabilities, are not included.

The Group has secured bank loans that contain loan covenants. A future breach of covenant may require the Group to repay the loan earlier than indicated in the above table. As of June 30, 2022 and December 31, 2021, the Group was in compliance with all of the covenants contained in the debt agreements.
The interest payments on variable interest rate loans in the table above reflect market forward interest rates at the reporting date and these amounts may change as market interest rates change. It is not expected that the cash flows included in the table above (the maturity analysis) could occur significantly earlier, or at significantly different amounts than stated above.